Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	20.58%	12.83%	11.07%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Average Annual Return, Percent	22.00%	13.08%	11.06%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	26.01%	13.33%	11.06%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	27.61%	13.90%	11.45%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	28.46%	14.64%	12.12%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	28.27%	14.46%	12.01%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	27.94%	14.18%	11.73%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
Average Annual Return, Percent	27.00%	13.32%	11.06%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	27.01%	13.33%	11.06%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%	15.19%	12.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%	15.19%	12.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%	15.19%	12.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%	15.19%	12.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%	15.19%	12.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%	15.19%	12.36%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	27.14%	15.92%	12.98%
Putnam Focused Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Focused Equity Linked Benchmark
Average Annual Return, Percent	27.14%	15.92%	11.26%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	27.14%	15.92%	12.98%
Putnam Focused Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Focused Equity Linked Benchmark
Average Annual Return, Percent	27.14%	15.92%	11.26%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	27.14%	15.92%	12.98%
Putnam Focused Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Focused Equity Linked Benchmark
Average Annual Return, Percent	27.14%	15.92%	11.26%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	27.14%	15.92%	12.98%
Putnam Focused Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Focused Equity Linked Benchmark
Average Annual Return, Percent	27.14%	15.92%	11.26%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	27.14%	15.92%	12.98%
Putnam Focused Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Focused Equity Linked Benchmark
Average Annual Return, Percent	27.14%	15.92%	11.26%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	27.14%	15.92%	12.98%
Putnam Focused Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Focused Equity Linked Benchmark
Average Annual Return, Percent	27.14%	15.92%	11.26%